This filing lists securities holdings reported on the form 13F filed on August 11, 2000 pursuant to a request for confidential treatment and for which confidential treatment expired on August 11, 2001.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2000
                                                     -------------

Check here if Amendment[  x ];      Amendment Number:   1
                                                     --------------------------
         This Amendment (Check only one.):     [    ] is a restatement
                                               [  x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address: 3 World Financial Center
                  New York, New York  10285

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Oliver Budde
Title:            Vice President
Phone:            646 836-2143

Signature, Place and Date of Signing:

/s/ Oliver Budde  New York, NY              August 14, 2001
----------------  ------------              ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[   ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                            FORM 13F CONFIDENTIAL SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         1
                                       -----------------

Form 13F Information Table Entry Total:     206
                                       -----------------

Form 13F Information Table Value Total     3,273,703
                                       -----------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number                        Name
1              28-1159                                     Lehman Brothers Inc.
---------     ---------------------------                 --------------------